Dec. 23, 2015
Money Market Obligations Trust

Federated California Municipal Cash Trust
Federated Florida Municipal Cash Trust
Federated Michigan Municipal Cash Trust
Federated Minnesota Municipal Cash Trust
Federated Municipal Obligations Fund
Federated New Jersey Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated Ohio Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Prime Cash Obligations Fund
Federated Tax-Free Obligations Fund
Federated Virginia Municipal Cash Trust

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.

Money Market Obligations Trust

Federated California Municipal Cash Trust
Federated Municipal Obligations Fund
Federated New York Municipal Cash Trust
Federated Tax-Free Obligations Fund

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective December 31, 2015, the Institutional Shares of the funds listed above will be re-designated as Wealth Shares. There will be no change to the Ticker Symbols or CUSIP numbers.